6. RELATED PARTY TRANSACTIONS	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Related parties are natural persons or other entities that have the ability, directly, or indirectly, to control another party or exercise significant influence over the party in making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

On the date of incorporation 8,000,000 shares were issued to directors and founders at par value as per the following in exchange for concept and services valued at $8,000: Shannon Wilkinson, Director, CEO, CFO, Secretary, Treasurer: 3,000,000; Troy Wilkinson, Director, President: 3,000,000; Michael De Valera, Director: 1,000,000; and Stephen Seminew, Co-Founder: 1,000,000.

During the three month and nine month period ended March 31, 2021, there were transactions incurred between the Company and Shannon Wilkinson, Director, CEO, CFO, Secretary and Treasurer for management fees of $24,500 (three months ended March 31, 2020 - $6,000) and $81,000 (nine months ended March 31, 2020 - $11,200).

On March 29, 2021, 100,000 shares were issued to Chris White, a director of the Company at a value of $0.25 per share for a total value of $25,000 in exchange for services.

At March 31, 2021, there was a balance of $Nil (June 30, 2020 - $1,358) due to directors of the Company.

Related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Related parties are natural persons or other entities that have the ability, directly, or indirectly, to control another party or exercise significant influence over the party in making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

On the date of incorporation 8,000,000 shares were issued to directors and founders at par value as per the following in exchange for concept and services valued at $8,000: Shannon Wilkinson, Director, CEO, CFO, Secretary, Treasurer: 3,000,000; Troy Wilkinson, Director, President: 3,000,000; Michael De Valera, Director: 1,000,000; and Stephen Seminew, Co-Founder 1,000,000.

During the period ended June 30, 2020, there were transactions incurred between the Company and Shannon Wilkinson, Director, CEO, CFO, Secretary and Treasurer for management fees of $29,700 and reimbursement of expenses incurred on behalf of the Company. As of June 30, 2020, included in due to related parties, is $1,308 due to this officer.

During the period ended June 30, 2020, there were transactions incurred between the Company and Troy Wilkinson, Director and President of the Company for management fees of $3,000 and reimbursement of expenses incurred on behalf of the Company. As of June 30, 2020, included in due to related parties, is $50 due to this officer.

During the period ended June 30, 2020, there were transactions incurred between the Company and other related parties for management fees of $2,000.